Fair Value of Share Options Estimated using Binomial Option Pricing Model (Detail) (2007 Share Incentive Plan)	1 Months Ended
	Jan. 05, 2010	Jan. 05, 2009	Nov. 09, 2007
2007 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology Abstract
Expected dividend yield	6.43%	2.54%	1.67%
Expected volatility	35.67%	41.76%	40.74%
Risk-free interest rate	3.86%	2.54%	4.23%
Option life (in years)	10 years	10 years	10 years
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal exercise factor	1.5	1.5	1.5